Summary of Warrant Activity (Details) - Common Stock Financing Warrant [Member]	12 Months Ended
Dec. 31, 2023 $ / shares shares
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of Shares, outstanding, at beginning of year | shares	107,956
Weighted Average Exercise Price, outstanding, at beginning of year | $ / shares	$ 10.61
Weighted average remaining contractual term	6 months 29 days
Number of Shares, Expired | shares	(107,956)
Weighted Average Exercise Price, Expired | $ / shares	$ 10.61
Number of Shares, outstanding at end of year | shares
Weighted Average Exercise Price, outstanding, at end of year | $ / shares